Composition of Certain Financial Statement Line Items - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 2,656	$ 1,868
Less: Accumulated depreciation	$ (1,499)		(1,285)	(749)
Property and equipment, net	1,714		1,371	1,119
Depreciation	214	$ 158	710	548
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,711		2,256	1,444
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	169		169	226
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	114		105	98
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	126		126	$ 100
Depreciable Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,120		2,656
Property and equipment, net	1,621		1,371
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 93		$ 0